Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Summary Of Weighted Average Number Of Ordinary Shares Outstanding For Basic And Diluted EPS

June 30, 2022
Shares for basic EPS of NewAmsterdam Pharma—as reported	17,016,872
Shares for diluted EPS of NewAmsterdam Pharma—as reported	18,981,158
Exchange ratio	2.13
Shares for basic EPS of NewAmsterdam Pharma—restated	36,258,312
Shares for diluted EPS of NewAmsterdam Pharma—restated	40,443,670

	December 31, 2021	December 31, 2020
Shares for basic EPS of NewAmsterdam Pharma	11,325,442	5,000,000
Exchange ratio	2.13	2.13
Adjusted number of shares	24,131,427	10,653,636

Schedule Of Computation Of Original and Restated Basic And Diluted Loss Per Share
The following table sets forth the computation of original and restated basic and diluted loss per share for the six months ended June 30:

(In thousands of Euro, except share and per share amounts)	2023	2022
(Loss)/profit for the period	(75,102)	54,513

Weighted average basic number of Ordinary Shares—as reported	81,846,438	17,016,872
Weighted average diluted number of Ordinary Shares—as reported	81,846,438	18,981,158

Basic earnings per share—as reported	(0.92)	3.20
Diluted earnings per share—as reported	(0.92)	2.87

(In thousands of Euro, except share and per share amounts)	2023	2022
Weighted average basic number of Ordinary Shares—restated	81,846,438	36,258,312
Weighted average diluted number of Ordinary Shares—restated	81,846,438	40,443,670

Basic earnings per share—restated	(0.92)	1.50
Diluted earnings per share—restated	(0.92)	1.35

The following table sets forth the computation of original and restated basic and diluted loss per share for the year ended December 31:

(In thousands of Euro, except share and per share amounts)	2022	2021	2020
Loss for the year	(78,052)	(28,599)	(5,749)
Weighted average number of ordinary shares — original	81,559,780	11,325,442	5,000,000

Basic and diluted loss per share — original	(0.96)	(2.53)	(1.15)

Weighted average number of ordinary shares—restated	81,559,780	24,131,427	10,653,636

Basic and diluted loss per share — restated	(0.96)	(1.19)	(0.54)